Note 10 - (Loss) Earnings Per Share	9 Months Ended
Sep. 30, 2020
Notes to Financial Statements
Earnings Per Share [Text Block]
10.
(Loss) / Earnings Per Share

Basic and diluted (loss)/earnings per common share is computed as follows:

	For the nine months ended September 30,
	2019	2020

Net (loss) / income	(917,545)	3,466,124
Dividend Series B Preferred shares	(1,110,467)	(524,621)
Preferred deemed dividend	(504,577)	-
Net (loss) / income attributable to common shareholders	(2,532,589)	2,941,503
Weighted average common shares – outstanding	2,129,233	5,621,159
Basic and diluted (loss) / earnings per share	(1.19)	0.52

The Company excluded the effect of
15,555
unvested incentive award shares as of
September 30, 2020
and
11,278
shares as of
September 30, 2019,
as well as the effect of Series B Preferred Shares, as they were anti-dilutive. The number of dilutive securities was nil
shares in the
nine
-month periods ended
September 30, 2019
and
2020.